Acquisitions and disposals	6 Months Ended
Sep. 30, 2025
Acquisitions and disposals
Acquisitions and disposals

9	Acquisitions and disposals
Purchase of subsidiaries
Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the consolidated income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to the Group. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amount of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling
shareholders in the acquiree may initially be measured either at fair value or at the non-controlling
shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition
basis.
The aggregate cash consideration in respect of the purchase of subsidiaries, net of cash acquired, is summarised below.

	Six months ended 30 September
	2025	2024
	€ m	€ m
Net cash acquired	27	–
Merger of Vodafone and Three in the UK
On 31 May 2025, the Group and CK Hutchison Group Telecom Holdings Limited (‘CKHGT’), a wholly owned subsidiary of CK Hutchison Holdings Limited (‘Hutchison’), transferred their UK telecommunication businesses, respectively Vodafone Limited (‘Vodafone UK’) and Three UK Limited (‘Three UK’), into VodafoneThree Holdings Limited (‘VTHL’). Following completion, VTHL is a subsidiary of the Group, in which the Group owns 51% of the issued share capital and CKHGT indirectly owns 49%, and Vodafone UK and Three UK are wholly owned subsidiaries of VTHL.
Consideration paid by the Group to Hutchison was 49% of Vodafone UK’s equity, subject to closing adjustments that will be settled in cash. Vodafone UK and Three UK were contributed with differential debt amounts owing to their respective shareholders at closing to achieve the required ownership structure. The Group advanced loans of £6,010 million to VTHL
,
of which £1,684 million was utilised to settle Three UK’s outstanding debt with Hutchison. In addition, Vodafone and Hutchison jointly contributed, in proportion to their shareholdings, £600 million of equity funding on completion, with a further £200 million committed which VTHL can draw if required.
As part of the transaction, Vodafone and Hutchison agreed a framework to enable Vodafone to acquire Hutchison’s 49% shareholding in VTHL through a Vodafone call or a Hutchison put option which may be exercised at fair market value, subject to customary third party approvals and consents, and settled in cash or new Vodafone Group Plc shares, at the Group’s option, subject to certain conditions. The call and put options will become exercisable after three full financial years following closing, providing that the fair market enterprise value of VTHL reaches a minimum of £16.5 billion until after the seventh financial year following completion, when this threshold will cease to apply to the exercise of the Hutchison put option. As the Group has the ability to settle the put option with Vodafone Group Plc shares, no put option liability will initially be recorded.
Under the agreed terms for the regulatory approval of the acquisition, the Group has made commitments to upgrade a number of network sites over an
8-year
period. VodafoneThree intends to invest £11 billion (
€
12.6 billion) in the UK over the next 10 years and, as part of this commitment, has contracted with suppliers for network upgrades for an expected cost of over £2 billion (
€
2.3 billion) over the next 8 years.

A purchase price allocation has been performed as at the acquisition date. The allocation remains provisional due to the volume and nature of assets and liabilities being assessed. The provisional purchase price allocation is set out in the table below.

€ m
Other intangible assets 1	2,555
Property, plant and equipment	3,442
Inventory	43
Trade and other receivables	934
Cash and cash equivalents	27
Current and deferred taxation	184
Borrowings	(4,139)
Trade and other payables	(691)
Provisions	(69)
Net identifiable assets acquired	2,286
Non-controlling interests	(1,120)
Goodwill 2	1,343
Total Consideration	2,509
Notes:
1.	Identifiable intangible assets of € 2,555 million consisted of acquired licences of € 975 million, Computer software of € 887 million, Customer relationships of € 467 million and Brand of € 226 million.
2.
The goodwill is attributable to future profits to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the business. Other than the above addition relating to the UK merger, and foreign exchange movements, there were no other changes to the Group’s reported goodwill in the six months ended 30 September 2025.

Transaction costs of €31 million were charged to Other income in the Group’s consolidated income statement in the six months ended 30 September 2025.
From the date of acquisition, the acquired entities have contributed
€
943 million of revenue and a loss of
€
209
million towards the profit for the financial period of the Group. If the acquisition had taken place at the beginning of the financial period, revenue would have been
€
20,105
million and the profit for the financial period would have been
€
946 million.
As part of the merger of Vodafone and Three in the UK, the Group gave up a 49% interest in Vodafone UK to Hutchison, with consideration taking the form of 51% of Three UK’s equity, subject to closing adjustments that will be settled in cash. The Group recognised non-controlling
interests of
€
1,144 million and a
net
gain of
€
697

million in retained earnings in relation to this transaction.
Additionally, non-controlling interests of
€
348
 million were recognised in relation to Hutchison’s proportionate contribution to the £
600

million equity funding raised by VTHL on closing.
Disposal of subsidiaries
The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries, joint arrangements and associates that the Group has disposed of, and that have previously been recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.
Aggregate cash consideration in respect of the disposal of subsidiaries, net of cash disposed, for the six months ended 30 September 2025 was
€
nil (six months ended 30 September 2024:
€
3,578 million).
Vodafone Spain
In the comparative period, on 31 May 2024, the Group announced it had completed the sale of Vodafone Holdings Europe, S.L.U. (‘Vodafone Spain’) to Zegona Communications plc (‘Zegona’) for
€
4,069 million in cash (subject to closing accounts adjustments) and up to
€
900 million of
non-cash
consideration in the form of redeemable preference shares.
€
400 million of the cash received relates to future services to be provided by the Group to Zegona and has been deferred on the Group’s statement of financial position. The disposal resulted in a loss on disposal of
€
148 million.

Disposal of joint ventures and associates
The aggregate cash consideration in respect of disposals of joint ventures and associates is as follows:

	Six months ended 30 September
	2025	2024
	€ m	€ m
Cash consideration received
Vantage Towers	–	1,336
Indus Towers Limited	–	1,684
Other disposals during the period	20	–
	20	3,020
Vantage Towers
In the comparative period, on 22 July 2024, the Group announced the sale of a further 10% stake in Oak Holdings GmbH, the partnership that co-controls
Vantage Towers, for
€
1,336 million.
A net gain on disposal of
€
26 million was recorded within Other income in the consolidated income statement.
Indus Towers
In the comparative period, on 19 June 2024, the Group announced the sale of an 18% stake in Indus Towers Limited (‘Indus’) through an accelerated book-building offering (‘placing’). The placing raised
€
1,684 million in gross proceeds. The Group sold its remaining 3.0% interest in Indus on 5 December 2024 for
€
329 million. A net gain on disposal of
€
714 million was recorded within Other income

in the consolidated income statement.